3. SIGNIFICANT ACCOUNTING POLICIES: Flow-through Shares (Policies)	12 Months Ended
Sep. 30, 2018
Policies
Flow-through Shares

Flow-through Shares

The resource expenditure deductions for income tax purposes related to exploration and development activities funded by flow-through share arrangements are renounced to investors in accordance with Canadian tax legislation. On issuance, the premium recorded on the flow-through share, being the difference in price over a common share with no tax attributes, is recognized as a liability. As expenditures are incurred, the liability associated with the renounced tax deductions is recognized through profit and loss with a pro-rata portion of the deferred premium.